Land Use Right (Details) (Land Use Right, CNY)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Land Use Right
Land Use Right
Amortization period (in years)	50
Cost	27,779,000	27,779,000
Incentive payment from Hangzhou local government	(15,000,000)	(15,000,000)
Accumulated amortization	(991,000)	(733,000)
Land use right, net	11,788,000	12,046,000
Total amortization expense	258,000	258,000	258,000
Estimated amortization expense for five succeeding fiscal years
Year one	258,000
Year two	258,000
Year three	258,000
Year four	258,000
Year five	258,000